INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss

	2017	2018	2019
	RMB	RMB	RMB
Continuing operations:
– Current income tax (expense)/credit	(831)	(2,751)	876
– Deferred income tax credit	620	1,107	1,678
	(211)	(1,644)	2,554
Discontinued operations:
– Current income tax expense	(359)	(12,941)	(2,992)
Total income tax expense	(570)	(14,585)	(438)

Schedule of Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses

	2017	2018	2019
	RMB	RMB	RMB
Loss before tax from continuing operations	(1,272,210)	(1,352,748)	(1,360,463)
Loss before tax from discontinued operations	(1,478,615)	(173,583)	(659,458)
Loss before tax	(2,750,825)	(1,526,331)	(2,019,921)
Income tax computed at PRC statutory tax rate	(687,706)	(381,583)	(504,980)
Effect of different tax rate	6,709	(21,369)	42,085
Non-deductible expense	241,114	93,925	180,699
Change of valuation allowance	439,313	294,442	281,758
	(570)	(14,585)	(438)

Schedule of significant components of the deferred tax assets and liabilities

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	636,440	780,265
Deductible advertising expense	540,627	617,918
Provision for credit losses	—	67,843
Accruals	68,271	67,067
Allowance	6,915	918
Less: valuation allowance	(1,252,253)	(1,534,011)
Net deferred tax assets	—	—

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities
Intangible assets arisen from business combinations	4,759	3,081
Reclassified to liabilities held for sale	—	(3,081)
Net deferred tax liabilities	4,759	—

Schedule of movement of valuation allowance

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	(518,498)	(957,811)	(1,252,253)
Changes of valuation allowance	(439,313)	(294,442)	(281,758)
Balance at end of the year	(957,811)	(1,252,253)	(1,534,011)